Equity (Details 2) (Detail Text) $ / shares in Units, R$ in Thousands, $ in Millions		12 Months Ended
	Jan. 26, 2018 share $ / shares	Dec. 31, 2024 BRL (R$) share shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 30, 2018 USD ($)
Disclosure of classes of share capital [line items]
Capital reserve mevement related to the costs for the establishment of the FIDM and FIDC		R$ 475	R$ 0
Equity-settled expenses recognized		178,692	144,617	R$ 127,389
Payroll taxes (LTIP)		R$ 50,810	R$ 73,881
Long-Term Incentive Plan | shares		3,200,000	1,288,000
Shares granted percentage of total shares		0.92%			0.92%
Shares granted | share		3,038,249,000
Foreign currency gain on conversion		R$ 767	R$ 56
Net foreign exchange loss				677
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		796	558
Accumulated losses on financial assets measured at fair value through other comprehensive income, net of tax		86,270	0	R$ 107
Unrealized fair value adjustment gain on SWAPs		2,266	167
EquityValuationAdjustment		22,372	22,372
Treasury shares		R$ 1,367,677	R$ 760,317		$ 250	$ 200
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Long-Term Incentive Plan | shares		3,200,293	1,288,114	637,728
Shares granted percentage of total shares		0.97%			0.97%
Shares issued percentage of total shares		0.39%		0.19%	0.39%
Share-based long-term incentive plan(LTIP) | Top of range
Disclosure of classes of share capital [line items]
Percentage of stock		3.00%			3.00%
Share-based long-term incentive plan(LTIP) | Bottom of range
Disclosure of classes of share capital [line items]
Percentage of stock		1.00%			1.00%
Class A common shares | Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
share price per share | $/ shares | $ / shares	$ 21.50
LTIP exercised | share	1,823,727
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares		329,608,424			329,608,424
Common shares, per value/$ per shares | $ / shares					$ 0.000025